Reinsurance - Schedule of Reinsurance Recoverable (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Reinsurance Disclosures [Abstract]
Ceded future policyholder benefits and expense	$ 355.1	$ 333.0
Ceded unearned premium	2.0	2.2
Ceded claims and benefits payable	101.8	100.2
Ceded paid losses	0.3	0.3
Total	$ 459.2	$ 435.7